INVENTORIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2016 MW	Dec. 31, 2017 USD ($) MW	Dec. 31, 2016 USD ($)
INVENTORIES
Solar modules		$ 166	$ 479
Permits and related costs capitalized during the course of obtaining permits		141	3,623
Solar parks completed or under development those are held for sale			34,932
Inventories		$ 307	$ 39,034
Development stage permits obtained for solar project in California and Vermont (in MW) | MW	22.5
Solar project permits under development (in MW) | MW		11.8